Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Assets
Cash and cash equivalents	$ 268.4	$ 402.0
Restricted cash	84.8	38.1
Receivables, net	413.7	83.2
Inventories	380.7	121.9
Deferred income taxes	27.0	11.9
Prepaid expenses and other current assets	44.4	11.0
Total current assets	1,219.0	668.1
Property, net	831.9	388.5
Goodwill	2,886.7	1,489.7
Other intangible assets, net	2,643.0	898.4
Deferred income taxes	0	2.4
Other assets	150.5	26.7
Total Assets	7,731.1	3,473.8
Liabilities and Stockholders' Equity
Current portion of long-term debt	25.6	0
Accounts payable	225.0	77.1
Other current liabilities	269.3	68.9
Total current liabilities	519.9	146.0
Long-term Debt	3,830.5	1,408.6
Deferred income taxes	915.1	304.3
Other Liabilities	182.4	116.3
Total liabilities	5,447.9	1,975.2
Commitments and Contingencies
Stockholders' Equity
Preferred Stock	0.1	0
Common stock	0.5	0.3
Additional paid-in capital	2,669.3	1,517.2
(Accumulated deficit) retained earnings	(305.7)	47.6
Accumulated other comprehensive (loss) income	(27.6)	(13.1)
Treasury stock, at cost	(53.4)	(53.4)
Total Stockholders' Equity	2,283.2	1,498.6
Total Liabilities and Stockholders' Equity	$ 7,731.1	$ 3,473.8